Stock Options and Warrants (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 11, 2012
Options at Beginning period (in shares)	3,220,735
Options at Ending period (in shares)	8,910,000
Excerisable on December 31, 2013 (in shares)	533,334
Weighted Average Excerise Price,Beginning (in dollars per share)	$ 0.001
Weighted Average Excerise Price, Ending(in dollars per share)	$ 1.29
Excerisable on December 31, 2013, (in dollars per share)	$ 1.00
Weighted Average Remaining Contractual Life, Ending (in years)	6 years 3 months 18 days
Employee Stock Option [Member]
Options at Beginning period (in shares)	3,220,735
Exercise of unvested options into restricted stock (in shares)	(3,220,735)
Options granted (in shares)	8,910,000	3,220,735
Options at Ending period (in shares)	8,910,000	3,220,735
Excerisable on December 31, 2013 (in shares)	533,334
Weighted Average Excerise Price,Beginning (in dollars per share)	$ 0.001
Weighted Average Excerise Price, Exercise of unvested options into restricted stock (in dollars per share)	$ 0.001
Weighted Average Excerise Price, Granted (in dollars per share)	$ 1.289	$ 0.001
Weighted Average Excerise Price, Ending(in dollars per share)	$ 1.289	$ 0.001
Excerisable on December 31, 2013, (in dollars per share)	$ 1.00
Weighted Average Remaining Contractual Life, Exercise of unvested options into restricted stock (in years)	0 years
Weighted Average Remaining Contractual Life, Granted (in years)	6 years 6 months 18 days	5 years
Weighted Average Remaining Contractual Life, Ending (in years)	6 years 3 months 18 days	5 years
Excerisable on December 31, 2013 (in years)	4 years 4 months 6 days
Outstanding Options, Aggregate Intrinsic Value	$ 2,240,000
Exercisable Options, Aggregate Intrinsic Value	$ 288,000